Equity - Balance of Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation Adjustments
Disclosure of classes of share capital [line items]
Beginning balance	R$ 214,212	R$ 154,108	R$ 179,974
Changes in fair value of financial instruments	65,526	12,238	(11,091)
IRPJ and CSLL on fair value		(3,691)	3,691
Actuarial gains of own and subsidiaries' post-employment benefits	253	24,587	(28,710)
IRPJ and CSLL on actuarial gains	843	(9,164)	10,244
Currency translation adjustment of foreign associates	(57,479)	36,134
Ending balance	223,355	214,212	154,108
Fair value of cash flow hedging instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance	811	(7,684)	0
Changes in fair value of financial instruments	0	12,186	(11,375)
IRPJ and CSLL on fair value		(3,691)	3,691
Actuarial gains of own and subsidiaries' post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Currency translation adjustment of foreign associates	0	0
Ending balance	811	811	(7,684)
Fair value of financial instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance	0	0	0
Changes in fair value of financial instruments	0	0
IRPJ and CSLL on fair value		0
Actuarial gains of own and subsidiaries' post-employment benefits	0	0
IRPJ and CSLL on actuarial gains	0	0
Currency translation adjustment of foreign associates	0	0
Ending balance	0	0	0
Cumulative translation adjustments of associates [member]
Disclosure of classes of share capital [line items]
Beginning balance	36,134	0	0
Changes in fair value of financial instruments	66,843	0
IRPJ and CSLL on fair value		0
Actuarial gains of own and subsidiaries' post-employment benefits	0	0
IRPJ and CSLL on actuarial gains	0	0
Currency translation adjustment of foreign associates	(57,479)	36,134
Ending balance	45,948	36,134	0
Actuarial gain/(loss) of post-employment benefits [member]
Disclosure of classes of share capital [line items]
Beginning balance	(21,185)	(36,608)	(18,142)
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value		0	0
Actuarial gains of own and subsidiaries' post-employment benefits	253	24,587	(28,710)
IRPJ and CSLL on actuarial gains	843	(9,164)	10,244
Currency translation adjustment of foreign associates	0	0
Ending balance	(20,089)	(21,185)	(36,608)
Non-controlling shareholders interest change [member]
Disclosure of classes of share capital [line items]
Beginning balance	197,369	197,369	197,369
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value		0	0
Actuarial gains of own and subsidiaries' post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Currency translation adjustment of foreign associates	0	0
Ending balance	197,369	197,369	197,369
Others
Disclosure of classes of share capital [line items]
Beginning balance	1,083	1,031	747
Changes in fair value of financial instruments	(1,317)	52	284
IRPJ and CSLL on fair value		0	0
Actuarial gains of own and subsidiaries' post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Currency translation adjustment of foreign associates	0	0
Ending balance	R$ (234)	R$ 1,083	R$ 1,031